Other Loans (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Aug. 26, 2025 HKD ($)	Aug. 26, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 04, 2025 HKD ($)	Jun. 04, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 07, 2025 HKD ($)	Mar. 07, 2025 USD ($)	Mar. 06, 2025 HKD ($)	Mar. 06, 2025 USD ($)	Jan. 27, 2025 HKD ($)	Jan. 27, 2025 USD ($)	Nov. 29, 2024 HKD ($)	Nov. 29, 2024 USD ($)	Nov. 06, 2024 HKD ($)	Nov. 06, 2024 USD ($)	Oct. 23, 2024 HKD ($)	Oct. 23, 2024 USD ($)	Oct. 16, 2024 HKD ($)	Oct. 16, 2024 USD ($)	Aug. 30, 2024 HKD ($)	Aug. 30, 2024 USD ($)	Jun. 06, 2024 HKD ($)	Jun. 06, 2024 USD ($)
Loan 1 [Member]
Debt Instrument [Line Items]
Loan amount																													$ 388,500	$ 49,930
Effective rate interest																													16.00%	16.00%
Equal monthly instalments																													9 years	9 years
Loan 2 [Member]
Debt Instrument [Line Items]
Loan amount																													$ 280,560	$ 36,058
Effective rate interest																													16.00%	16.00%
Equal monthly instalments																													9 years	9 years
Loan 3 [Member]
Debt Instrument [Line Items]
Loan amount																											$ 410,000	$ 52,693
Effective rate interest																											16.00%	16.00%
Equal monthly instalments																											6 years	6 years
Loan 4 [Member]
Debt Instrument [Line Items]
Loan amount																							$ 300,000	$ 38,556
Effective rate interest																							16.00%	16.00%
Equal monthly instalments																							12 years	12 years
Loan 5 [Member]
Debt Instrument [Line Items]
Loan amount																									$ 145,000	$ 18,635
Effective rate interest																									16.00%	16.00%
Equal monthly instalments																									1 year	1 year
Loan 6 [Member]
Debt Instrument [Line Items]
Loan amount																					$ 433,000	$ 55,649
Effective rate interest																					18.00%	18.00%
Equal monthly instalments																					1 year	1 year
Loan 7 [Member]
Debt Instrument [Line Items]
Loan amount																			$ 504,000	$ 64,774
Effective rate interest																			16.00%	16.00%
Equal monthly instalments																			12 years	12 years
Loan 8 [Member]
Debt Instrument [Line Items]
Loan amount																	$ 288,000	$ 37,014
Effective rate interest																	16.00%	16.00%
Equal monthly instalments																	12 years	12 years
Loan 9 [Member]
Debt Instrument [Line Items]
Loan amount																	$ 294,000	$ 37,785
Effective rate interest																	16.00%	16.00%
Equal monthly instalments																	12 years	12 years
Loan 10 [Member]
Debt Instrument [Line Items]
Loan amount															$ 504,000	$ 64,774
Effective rate interest															16.00%	16.00%
Equal monthly instalments															12 years	12 years
Loan 11 [Member]
Debt Instrument [Line Items]
Loan amount													$ 534,200	$ 68,655
Effective rate interest													16.00%	16.00%
Equal monthly instalments													12 years	12 years
Loan 12 [Member]
Debt Instrument [Line Items]
Loan amount											$ 510,000	$ 65,545
Effective rate interest											16.00%	16.00%
Equal monthly instalments											12 years	12 years
Loan 13 [Member]
Debt Instrument [Line Items]
Loan amount									$ 155,200	$ 19,946
Effective rate interest									8.00%	8.00%
Equal monthly instalments									6 years	6 years
Loan 14 [Member]
Debt Instrument [Line Items]
Loan amount									$ 548,000	$ 70,429
Effective rate interest									8.00%	8.00%
Equal monthly instalments									6 years	6 years
Loan 15 [Member]
Debt Instrument [Line Items]
Loan amount							$ 475,000	$ 61,047
Effective rate interest							8.00%	8.00%
Equal monthly instalments							6 years	6 years
Loan 16 [Member]
Debt Instrument [Line Items]
Loan amount					$ 622,725	$ 80,033
Effective rate interest					5.00%	5.00%
Equal monthly instalments					2 years	2 years
Loan 17 [Member]
Debt Instrument [Line Items]
Loan amount			$ 400,000	$ 51,408
Effective rate interest			12.00%	12.00%
Equal monthly instalments			9 years	9 years
Loan 18 [Member]
Debt Instrument [Line Items]
Loan amount			$ 486,000	$ 62,461
Effective rate interest			12.00%	12.00%
Equal monthly instalments			9 years	9 years
Loan 19 [Member]
Debt Instrument [Line Items]
Loan amount			$ 912,000	$ 117,210
Effective rate interest			12.00%	12.00%
Equal monthly instalments			9 years	9 years
Loan 20 [Member]
Debt Instrument [Line Items]
Loan amount	$ 534,600	$ 68,707
Effective rate interest	12.00%	12.00%
Equal monthly instalments	9 years	9 years